Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended		2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended		6 Months Ended		7 Months Ended		8 Months Ended		9 Months Ended		10 Months Ended		11 Months Ended		12 Months Ended			13 Months Ended		14 Months Ended		15 Months Ended		16 Months Ended		17 Months Ended		18 Months Ended		19 Months Ended		20 Months Ended		21 Months Ended		22 Months Ended		23 Months Ended		24 Months Ended		25 Months Ended		26 Months Ended		27 Months Ended		28 Months Ended		29 Months Ended		30 Months Ended		31 Months Ended		32 Months Ended		33 Months Ended		34 Months Ended		35 Months Ended		36 Months Ended		37 Months Ended		38 Months Ended		39 Months Ended		40 Months Ended		41 Months Ended		42 Months Ended		43 Months Ended		44 Months Ended		45 Months Ended		46 Months Ended		47 Months Ended		48 Months Ended		49 Months Ended		50 Months Ended		51 Months Ended		52 Months Ended		53 Months Ended		54 Months Ended		55 Months Ended		56 Months Ended		57 Months Ended		58 Months Ended		59 Months Ended		60 Months Ended		61 Months Ended		62 Months Ended		63 Months Ended		64 Months Ended		65 Months Ended		66 Months Ended		67 Months Ended		68 Months Ended		69 Months Ended		70 Months Ended		71 Months Ended		72 Months Ended		73 Months Ended		74 Months Ended		75 Months Ended		76 Months Ended		77 Months Ended		78 Months Ended		79 Months Ended		80 Months Ended		81 Months Ended		82 Months Ended		83 Months Ended		84 Months Ended		85 Months Ended		86 Months Ended		87 Months Ended		88 Months Ended		89 Months Ended		90 Months Ended		91 Months Ended		92 Months Ended		93 Months Ended		94 Months Ended		95 Months Ended		96 Months Ended		97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
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C000097532
Account Value [Line Items]
Line Graph and Table Measure Name																									Columbia Global Value Fund Class A (including sales charges) ($27,601)
Accumulated Value		$ 9,424		$ 10,054		$ 10,261		$ 10,297		$ 10,075		$ 10,357		$ 10,393		$ 10,498		$ 10,379		$ 10,653		$ 10,930		$ 11,004			$ 11,317		$ 11,452		$ 11,665		$ 11,914		$ 12,001		$ 12,353		$ 12,307		$ 12,666		$ 12,880		$ 13,188		$ 13,326		$ 13,991		$ 13,307		$ 13,103		$ 13,179		$ 13,141		$ 13,035		$ 13,521		$ 13,570		$ 13,713		$ 12,873		$ 13,127		$ 12,055		$ 12,980		$ 13,360		$ 13,422		$ 13,907		$ 13,072		$ 13,855		$ 13,758		$ 13,338		$ 13,786		$ 14,112		$ 14,557		$ 15,010		$ 14,694		$ 13,409		$ 11,126		$ 12,340		$ 12,908		$ 13,013		$ 13,274		$ 13,939		$ 13,366		$ 12,937		$ 14,950		$ 15,563		$ 15,340		$ 15,935		$ 17,022		$ 17,507		$ 18,091		$ 17,693		$ 17,772		$ 18,088		$ 17,423		$ 18,257		$ 17,529		$ 18,739		$ 18,462		$ 17,867		$ 18,156		$ 17,212		$ 17,476		$ 16,016		$ 16,769		$ 16,488		$ 15,190		$ 16,555		$ 17,741		$ 17,167		$ 18,020		$ 17,616		$ 17,592		$ 18,027		$ 17,231		$ 18,208		$ 18,656		$ 18,317		$ 17,574		$ 17,232		$ 18,334		$ 19,224		$ 19,432		$ 19,623	$ 20,545	$ 20,128	$ 20,897	$ 20,625	$ 21,062	$ 21,649	$ 21,817	$ 21,395	$ 22,425	$ 21,505	$ 22,316	$ 22,421	$ 21,921	$ 21,691	$ 22,645	$ 23,698	$ 24,291	$ 24,956	$ 25,166	$ 25,129	$ 25,888	$ 26,122	$ 27,134	$ 27,601
C000097534
Account Value [Line Items]
Line Graph and Table Measure Name																									Columbia Global Value Fund Class C (including sales charges) ($27,191)
Accumulated Value		10,000		10,666		10,879		10,908		10,668		10,960		10,989		11,090		10,963		11,246		11,539		11,598			11,932		12,064		12,270		12,526		12,615		12,979		12,920		13,287		13,504		13,810		13,950		14,634		13,920		13,699		13,768		13,718		13,590		14,092		14,133		14,279		13,395		13,652		12,524		13,476		13,866		13,918		14,417		13,538		14,345		14,243		13,791		14,246		14,564		15,019		15,476		15,146		13,812		11,451		12,695		13,264		13,374		13,634		14,302		13,703		13,257		15,315		15,939		15,694		16,300		17,387		17,877		18,457		18,051		18,119		18,419		17,736		18,586		17,819		19,034		18,747		18,132		18,410		17,435		17,708		16,224		16,955		16,666		15,343		16,717		17,908		17,315		18,161		17,746		17,702		18,133		17,332		18,300		18,727		18,379		17,631		17,266		18,377		19,236		19,432		19,627	20,530	20,089	20,857	20,574	20,984	21,548	21,712	21,283	22,295	21,351	22,156	22,246	21,732	21,482	22,413	23,455	24,019	24,674	24,876	24,803	25,551	25,756	26,739	27,191
C000097536
Account Value [Line Items]
Line Graph and Table Measure Name																									Columbia Global Value Fund Class R ($28,574)
Accumulated Value		10,000		10,672		10,883		10,921		10,678		10,978		11,016		11,121		10,995		11,285		11,582		11,650			11,982		12,118		12,334		12,598		12,693		13,065		13,007		13,379		13,606		13,931		14,079		14,773		14,049		13,835		13,914		13,864		13,744		14,267		14,309		14,462		13,575		13,832		12,700		13,666		14,068		14,125		14,637		13,755		14,573		14,482		14,027		14,491		14,834		15,303		15,771		15,439		14,084		11,680		12,959		13,544		13,659		13,933		14,633		14,021		13,570		15,675		16,324		16,077		16,702		17,835		18,344		18,945		18,531		18,613		18,945		18,237		19,113		18,334		19,607		19,302		18,692		18,985		17,981		18,272		16,744		17,518		17,224		15,853		17,283		18,510		17,929		18,806		18,368		18,346		18,802		17,969		18,980		19,432		19,077		18,320		17,947		19,099		20,001		20,217		20,417	21,367	20,932	21,735	21,455	21,875	22,488	22,667	22,227	23,284	22,327	23,172	23,264	22,746	22,488	23,482	24,565	25,182	25,874	26,096	26,039	26,829	27,056	28,109	28,574
C000253700
Account Value [Line Items]
Line Graph and Table Measure Name																									Columbia Global Value Fund Class S ($29,391)
Accumulated Value		10,000		10,668		10,888		10,926		10,690		10,989		11,028		11,139		11,013		11,304		11,598		11,676			12,008		12,151		12,377		12,642		12,734		13,108		13,059		13,440		13,667		13,993		14,140		14,846		14,120		13,904		13,983		13,944		13,831		14,347		14,398		14,551		13,659		13,929		12,791		13,773		14,176		14,242		14,757		13,870		14,701		14,599		14,153		14,628		14,974		15,446		15,927		15,592		14,227		11,805		13,094		13,696		13,807		14,084		14,790		14,182		13,727		15,863		16,514		16,277		16,908		18,062		18,576		19,195		18,774		18,858		19,192		18,487		19,372		18,600		19,883		19,589		18,958		19,265		18,263		18,543		16,994		17,793		17,495		16,118		17,566		18,825		18,215		19,121		18,692		18,666		19,128		18,284		19,320		19,796		19,435		18,647		18,285		19,454		20,399		20,618		20,821	21,800	21,357	22,174	21,885	22,348	22,971	23,150	22,703	23,793	22,813	23,689	23,801	23,285	23,042	24,052	25,181	25,810	26,533	26,771	26,733	27,557	27,802	28,875	29,391
C000097539
Account Value [Line Items]
Line Graph and Table Measure Name																									Columbia Global Value Fund Institutional 2 Class ($30,260)
Accumulated Value		10,000		10,678		10,899		10,937		10,701		11,001		11,049		11,162		11,045		11,346		11,642		11,721			12,064		12,210		12,427		12,703		12,796		13,182		13,132		13,517		13,756		14,084		14,234		14,945		14,224		14,007		14,098		14,057		13,945		14,476		14,528		14,684		13,793		14,066		12,916		13,908		14,327		14,393		14,914		14,028		14,870		14,777		14,326		14,808		15,158		15,647		16,135		15,795		14,424		11,970		13,278		13,889		14,013		14,295		15,024		14,405		13,942		16,127		16,801		16,547		17,202		18,389		18,899		19,544		19,116		19,216		19,557		18,839		19,756		18,968		20,279		19,994		19,350		19,664		18,641		18,942		17,376		18,177		17,888		16,478		17,976		19,265		18,657		19,567		19,145		19,119		19,593		18,743		19,805		20,293		19,923		19,129		18,757		19,975		20,943		21,169		21,395	22,399	21,945	22,802	22,505	22,981	23,622	23,823	23,381	24,488	23,500	24,387	24,503	23,974	23,722	24,766	25,937	26,587	27,315	27,566	27,526	28,378	28,615	29,747	30,260
C000121787
Account Value [Line Items]
Line Graph and Table Measure Name																									Columbia Global Value Fund Institutional 3 Class ($30,401)
Accumulated Value		10,000		10,676		10,892		10,941		10,702		10,999		11,048		11,155		11,036		11,344		11,639		11,720			12,061		12,211		12,433		12,706		12,803		13,188		13,137		13,513		13,757		14,084		14,238		14,957		14,228		14,018		14,100		14,070		13,956		14,480		14,533		14,694		13,802		14,070		12,923		13,919		14,338		14,408		14,932		14,044		14,889		14,794		14,341		14,827		15,175		15,667		16,160		15,822		14,446		11,992		13,304		13,921		14,038		14,329		15,056		14,432		13,967		16,158		16,831		16,582		17,232		18,408		18,950		19,589		19,165		19,253		19,607		18,882		19,804		19,016		20,337		20,041		19,402		19,717		18,700		18,998		17,418		18,236		17,935		16,533		18,028		19,322		18,705		19,622		19,197		19,172		19,667		18,797		19,874		20,366		19,997		19,205		18,816		20,036		21,015		21,252		21,470	22,470	22,031	22,891	22,602	23,064	23,718	23,913	23,467	24,591	23,576	24,489	24,611	24,057	23,813	24,871	26,046	26,689	27,436	27,683	27,641	28,497	28,751	29,881	30,401
C000097541
Account Value [Line Items]
Line Graph and Table Measure Name																									Columbia Global Value Fund Institutional Class ($30,054)
Accumulated Value		10,000		10,673		10,893		10,932		10,702		11,002		11,040		11,149		11,033		11,333		11,625		11,703			12,045		12,187		12,413		12,688		12,778		13,162		13,113		13,494		13,732		14,059		14,205		14,923		14,195		13,987		14,067		14,027		13,912		14,441		14,493		14,644		13,758		14,029		12,885		13,872		14,289		14,353		14,870		13,989		14,824		14,732		14,283		14,759		15,107		15,594		16,089		15,751		14,376		11,933		13,233		13,840		13,960		14,253		14,965		14,347		13,888		16,058		16,725		16,473		17,123		18,300		18,820		19,446		19,032		19,131		19,470		18,754		19,664		18,868		20,181		19,883		19,259		19,567		18,552		18,851		17,278		18,088		17,786		16,384		17,869		19,147		18,540		19,459		19,023		19,010		19,479		18,637		19,686		20,169		19,803		19,014		18,645		19,851		20,807		21,031		21,254	22,246	21,796	22,644	22,364	22,817	23,470	23,648	23,210	24,323	23,324	24,221	24,335	23,808	23,540	24,592	25,747	26,389	27,129	27,373	27,334	28,156	28,407	29,526	30,054
C000198586
Account Value [Line Items]
Line Graph and Table Measure Name																									Columbia Overseas Core Fund Class A (including sales charges) ($18,112)
Accumulated Value	$ 10,000		$ 9,387		$ 9,444		$ 9,397		$ 9,218		$ 9,284		$ 9,057		$ 9,189		$ 8,492		$ 8,492		$ 7,923		$ 8,674			$ 8,902		$ 8,931		$ 9,130		$ 8,569		$ 9,056		$ 8,893		$ 8,807		$ 9,046		$ 9,381		$ 9,572		$ 9,906		$ 9,639		$ 8,861		$ 7,294		$ 8,072		$ 8,595		$ 8,884		$ 9,083		$ 9,491		$ 9,302		$ 8,894		$ 10,177		$ 10,738		$ 10,617		$ 10,970		$ 11,423		$ 11,685		$ 12,018		$ 11,689		$ 11,741		$ 12,091		$ 11,792		$ 11,864		$ 11,245		$ 11,741		$ 11,447		$ 11,121		$ 10,958		$ 10,219		$ 10,469		$ 9,417		$ 9,781		$ 9,472		$ 8,512		$ 9,030		$ 10,079		$ 9,958		$ 10,686		$ 10,355		$ 10,598		$ 10,841		$ 10,333		$ 10,717		$ 11,065		$ 10,852		$ 10,549		$ 10,156		$ 10,897		$ 11,474		$ 11,313		$ 11,324		$ 11,727		$ 11,451		$ 12,038		$ 11,758		$ 12,222		$ 12,617		$ 12,803		$ 12,234		$ 12,280		$ 11,852		$ 12,403		$ 12,654		$ 12,953		$ 13,456		$ 14,019		$ 14,687		$ 14,508		$ 15,250		$ 15,622		$ 15,706		$ 15,945		$ 16,331		$ 17,326		$ 18,112
C000198590
Account Value [Line Items]
Line Graph and Table Measure Name																									Columbia Overseas Core Fund Institutional 2 Class ($19,733)
Accumulated Value	10,000		9,960		10,030		9,980		9,790		9,870		9,630		9,770		9,040		9,030		8,432		9,230			9,483		9,503		9,726		9,129		9,652		9,489		9,387		9,652		10,018		10,221		10,581		10,297		9,466		7,794		8,635		9,193		9,501		9,724		10,159		9,958		9,523		10,903		11,505		11,376		11,753		12,249		12,529		12,885		12,540		12,606		12,982		12,661		12,750		12,087		12,619		12,304		11,966		11,790		10,997		11,265		10,147		10,538		10,206		9,175		9,732		10,870		10,740		11,534		11,178		11,439		11,712		11,155		11,577		11,964		11,735		11,408		10,985		11,795		12,425		12,251		12,251		12,698		12,400		13,047		12,750		13,252		13,679		13,892		13,264		13,327		12,860		13,469		13,741		14,065		14,623		15,232		15,963		15,781		16,586		17,001		17,092		17,351		17,785		18,866		19,733
C000198591
Account Value [Line Items]
Line Graph and Table Measure Name																									Columbia Overseas Core Fund Institutional 3 Class ($19,822)
Accumulated Value	10,000		9,960		10,030		9,980		9,800		9,870		9,630		9,770		9,040		9,040		8,436		9,236			9,489		9,509		9,731		9,134		9,658		9,495		9,404		9,658		10,025		10,228		10,583		10,310		9,478		7,803		8,646		9,214		9,513		9,736		10,172		9,981		9,534		10,916		11,525		11,395		11,784		12,270		12,562		12,918		12,573		12,629		13,016		12,695		12,784		12,120		12,649		12,333		11,993		11,818		11,022		11,291		10,171		10,563		10,230		9,196		9,767		10,895		10,777		11,573		11,204		11,466		11,739		11,192		11,622		11,997		11,767		11,452		11,016		11,828		12,465		12,291		12,303		12,740		12,453		13,089		12,793		13,309		13,737		13,939		13,322		13,385		12,923		13,522		13,808		14,134		14,680		15,292		16,040		15,845		16,666		17,083		17,174		17,434		17,880		18,965		19,822
C000198589
Account Value [Line Items]
Line Graph and Table Measure Name																									Columbia Overseas Core Fund Institutional Class ($19,617)
Accumulated Value	10,000		9,960		10,030		9,980		9,790		9,860		9,620		9,760		9,030		9,030		8,426		9,225			9,478		9,498		9,720		9,124		9,645		9,472		9,380		9,635		10,001		10,205		10,563		10,279		9,460		7,778		8,619		9,176		9,484		9,696		10,142		9,940		9,505		10,874		11,476		11,347		11,723		12,219		12,498		12,854		12,507		12,573		12,948		12,628		12,717		12,055		12,579		12,264		11,927		11,752		10,960		11,228		10,112		10,502		10,171		9,142		9,698		10,834		10,704		11,484		11,129		11,389		11,662		11,106		11,532		11,917		11,676		11,363		10,941		11,737		12,370		12,196		12,196		12,630		12,345		12,977		12,680		13,193		13,605		13,818		13,205		13,255		12,796		13,403		13,674		13,997		14,539		15,146		15,872		15,691		16,493		16,906		16,997		17,255		17,692		18,754		19,617
Columbia Threadneedle: MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI World Index (Net) ($34,799)
Accumulated Value		10,000		10,679		10,848		10,908		10,786		11,242		11,251		11,311		11,092		11,252		11,521		11,799			12,126		12,255		12,437		12,700		12,749		13,054		13,072		13,366		13,618		13,913		14,102		14,846		14,231		13,921		14,081		14,169		14,162		14,605		14,785		14,868		13,776		13,933		12,873		13,875		14,292		14,480		14,993		14,128		15,059		15,134		14,824		15,139		15,525		15,957		16,435		16,335		14,954		12,975		14,393		15,088		15,487		16,228		17,312		16,715		16,202		18,274		19,049		18,859		19,343		19,986		20,916		21,218		21,534		21,920		22,465		21,533		22,752		22,254		23,205		21,977		21,421		22,009		20,181		20,196		18,446		19,911		19,079		17,305		18,548		19,837		18,995		20,339		19,850		20,463		20,822		20,614		21,861		22,595		22,056		21,104		20,492		22,413		23,513		23,796		24,804	25,601	24,651	25,751	26,275	26,738	27,445	27,948	27,393	28,650	27,903	28,888	28,680	27,403	27,647	29,283	30,547	30,940	31,747	32,768	33,424	33,519	33,789	34,546	34,799
Columbia Threadneedle: MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI World Index (Net) ($34,799)
Accumulated Value		10,000		10,679		10,848		10,908		10,786		11,242		11,251		11,311		11,092		11,252		11,521		11,799			12,126		12,255		12,437		12,700		12,749		13,054		13,072		13,366		13,618		13,913		14,102		14,846		14,231		13,921		14,081		14,169		14,162		14,605		14,785		14,868		13,776		13,933		12,873		13,875		14,292		14,480		14,993		14,128		15,059		15,134		14,824		15,139		15,525		15,957		16,435		16,335		14,954		12,975		14,393		15,088		15,487		16,228		17,312		16,715		16,202		18,274		19,049		18,859		19,343		19,986		20,916		21,218		21,534		21,920		22,465		21,533		22,752		22,254		23,205		21,977		21,421		22,009		20,181		20,196		18,446		19,911		19,079		17,305		18,548		19,837		18,995		20,339		19,850		20,463		20,822		20,614		21,861		22,595		22,056		21,104		20,492		22,413		23,513		23,796		24,804	25,601	24,651	25,751	26,275	26,738	27,445	27,948	27,393	28,650	27,903	28,888	28,680	27,403	27,647	29,283	30,547	30,940	31,747	32,768	33,424	33,519	33,789	34,546	34,799
Columbia Threadneedle: MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI World Index (Net) ($34,799)
Accumulated Value		10,000		10,679		10,848		10,908		10,786		11,242		11,251		11,311		11,092		11,252		11,521		11,799			12,126		12,255		12,437		12,700		12,749		13,054		13,072		13,366		13,618		13,913		14,102		14,846		14,231		13,921		14,081		14,169		14,162		14,605		14,785		14,868		13,776		13,933		12,873		13,875		14,292		14,480		14,993		14,128		15,059		15,134		14,824		15,139		15,525		15,957		16,435		16,335		14,954		12,975		14,393		15,088		15,487		16,228		17,312		16,715		16,202		18,274		19,049		18,859		19,343		19,986		20,916		21,218		21,534		21,920		22,465		21,533		22,752		22,254		23,205		21,977		21,421		22,009		20,181		20,196		18,446		19,911		19,079		17,305		18,548		19,837		18,995		20,339		19,850		20,463		20,822		20,614		21,861		22,595		22,056		21,104		20,492		22,413		23,513		23,796		24,804	25,601	24,651	25,751	26,275	26,738	27,445	27,948	27,393	28,650	27,903	28,888	28,680	27,403	27,647	29,283	30,547	30,940	31,747	32,768	33,424	33,519	33,789	34,546	34,799
Columbia Threadneedle: MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI World Index (Net) ($34,799)
Accumulated Value		10,000		10,679		10,848		10,908		10,786		11,242		11,251		11,311		11,092		11,252		11,521		11,799			12,126		12,255		12,437		12,700		12,749		13,054		13,072		13,366		13,618		13,913		14,102		14,846		14,231		13,921		14,081		14,169		14,162		14,605		14,785		14,868		13,776		13,933		12,873		13,875		14,292		14,480		14,993		14,128		15,059		15,134		14,824		15,139		15,525		15,957		16,435		16,335		14,954		12,975		14,393		15,088		15,487		16,228		17,312		16,715		16,202		18,274		19,049		18,859		19,343		19,986		20,916		21,218		21,534		21,920		22,465		21,533		22,752		22,254		23,205		21,977		21,421		22,009		20,181		20,196		18,446		19,911		19,079		17,305		18,548		19,837		18,995		20,339		19,850		20,463		20,822		20,614		21,861		22,595		22,056		21,104		20,492		22,413		23,513		23,796		24,804	25,601	24,651	25,751	26,275	26,738	27,445	27,948	27,393	28,650	27,903	28,888	28,680	27,403	27,647	29,283	30,547	30,940	31,747	32,768	33,424	33,519	33,789	34,546	34,799
Columbia Threadneedle: MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI World Index (Net) ($34,799)
Accumulated Value		10,000		10,679		10,848		10,908		10,786		11,242		11,251		11,311		11,092		11,252		11,521		11,799			12,126		12,255		12,437		12,700		12,749		13,054		13,072		13,366		13,618		13,913		14,102		14,846		14,231		13,921		14,081		14,169		14,162		14,605		14,785		14,868		13,776		13,933		12,873		13,875		14,292		14,480		14,993		14,128		15,059		15,134		14,824		15,139		15,525		15,957		16,435		16,335		14,954		12,975		14,393		15,088		15,487		16,228		17,312		16,715		16,202		18,274		19,049		18,859		19,343		19,986		20,916		21,218		21,534		21,920		22,465		21,533		22,752		22,254		23,205		21,977		21,421		22,009		20,181		20,196		18,446		19,911		19,079		17,305		18,548		19,837		18,995		20,339		19,850		20,463		20,822		20,614		21,861		22,595		22,056		21,104		20,492		22,413		23,513		23,796		24,804	25,601	24,651	25,751	26,275	26,738	27,445	27,948	27,393	28,650	27,903	28,888	28,680	27,403	27,647	29,283	30,547	30,940	31,747	32,768	33,424	33,519	33,789	34,546	34,799
Columbia Threadneedle: MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI World Index (Net) ($34,799)
Accumulated Value		10,000		10,679		10,848		10,908		10,786		11,242		11,251		11,311		11,092		11,252		11,521		11,799			12,126		12,255		12,437		12,700		12,749		13,054		13,072		13,366		13,618		13,913		14,102		14,846		14,231		13,921		14,081		14,169		14,162		14,605		14,785		14,868		13,776		13,933		12,873		13,875		14,292		14,480		14,993		14,128		15,059		15,134		14,824		15,139		15,525		15,957		16,435		16,335		14,954		12,975		14,393		15,088		15,487		16,228		17,312		16,715		16,202		18,274		19,049		18,859		19,343		19,986		20,916		21,218		21,534		21,920		22,465		21,533		22,752		22,254		23,205		21,977		21,421		22,009		20,181		20,196		18,446		19,911		19,079		17,305		18,548		19,837		18,995		20,339		19,850		20,463		20,822		20,614		21,861		22,595		22,056		21,104		20,492		22,413		23,513		23,796		24,804	25,601	24,651	25,751	26,275	26,738	27,445	27,948	27,393	28,650	27,903	28,888	28,680	27,403	27,647	29,283	30,547	30,940	31,747	32,768	33,424	33,519	33,789	34,546	34,799
Columbia Threadneedle: MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI World Index (Net) ($34,799)
Accumulated Value		10,000		10,679		10,848		10,908		10,786		11,242		11,251		11,311		11,092		11,252		11,521		11,799			12,126		12,255		12,437		12,700		12,749		13,054		13,072		13,366		13,618		13,913		14,102		14,846		14,231		13,921		14,081		14,169		14,162		14,605		14,785		14,868		13,776		13,933		12,873		13,875		14,292		14,480		14,993		14,128		15,059		15,134		14,824		15,139		15,525		15,957		16,435		16,335		14,954		12,975		14,393		15,088		15,487		16,228		17,312		16,715		16,202		18,274		19,049		18,859		19,343		19,986		20,916		21,218		21,534		21,920		22,465		21,533		22,752		22,254		23,205		21,977		21,421		22,009		20,181		20,196		18,446		19,911		19,079		17,305		18,548		19,837		18,995		20,339		19,850		20,463		20,822		20,614		21,861		22,595		22,056		21,104		20,492		22,413		23,513		23,796		24,804	25,601	24,651	25,751	26,275	26,738	27,445	27,948	27,393	28,650	27,903	28,888	28,680	27,403	27,647	29,283	30,547	30,940	31,747	32,768	33,424	33,519	33,789	34,546	34,799
Columbia Threadneedle: MSCI EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI EAFE Index (Net) ($19,464)
Accumulated Value	10,000		10,012		10,241		10,010		9,888		10,131		9,936		10,022		9,224		9,213		8,765		9,342			9,580		9,640		9,911		9,435		9,995		9,868		9,612		9,888		10,243		10,359		10,695		10,472		9,525		8,254		8,787		9,170		9,482		9,703		10,202		9,937		9,540		11,019		11,531		11,408		11,664		11,932		12,291		12,692		12,549		12,644		12,867		12,493		12,801		12,205		12,830		12,210		11,994		12,071		11,290		11,375		10,319		10,834		10,319		9,354		9,857		10,967		10,976		11,864		11,617		11,905		12,241		11,723		12,256		12,653		12,168		11,753		11,276		12,323		12,977		13,052		13,291		13,728		13,377		13,895		13,670		14,071		14,529		14,663		13,866		13,787		13,474		14,182		14,457		14,398		15,058		15,747		16,094		15,868		16,544		16,861		17,059		17,165		17,680		18,603		19,464
Columbia Threadneedle: MSCI EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI EAFE Index (Net) ($19,464)
Accumulated Value	10,000		10,012		10,241		10,010		9,888		10,131		9,936		10,022		9,224		9,213		8,765		9,342			9,580		9,640		9,911		9,435		9,995		9,868		9,612		9,888		10,243		10,359		10,695		10,472		9,525		8,254		8,787		9,170		9,482		9,703		10,202		9,937		9,540		11,019		11,531		11,408		11,664		11,932		12,291		12,692		12,549		12,644		12,867		12,493		12,801		12,205		12,830		12,210		11,994		12,071		11,290		11,375		10,319		10,834		10,319		9,354		9,857		10,967		10,976		11,864		11,617		11,905		12,241		11,723		12,256		12,653		12,168		11,753		11,276		12,323		12,977		13,052		13,291		13,728		13,377		13,895		13,670		14,071		14,529		14,663		13,866		13,787		13,474		14,182		14,457		14,398		15,058		15,747		16,094		15,868		16,544		16,861		17,059		17,165		17,680		18,603		19,464
Columbia Threadneedle: MSCI EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI EAFE Index (Net) ($19,464)
Accumulated Value	10,000		10,012		10,241		10,010		9,888		10,131		9,936		10,022		9,224		9,213		8,765		9,342			9,580		9,640		9,911		9,435		9,995		9,868		9,612		9,888		10,243		10,359		10,695		10,472		9,525		8,254		8,787		9,170		9,482		9,703		10,202		9,937		9,540		11,019		11,531		11,408		11,664		11,932		12,291		12,692		12,549		12,644		12,867		12,493		12,801		12,205		12,830		12,210		11,994		12,071		11,290		11,375		10,319		10,834		10,319		9,354		9,857		10,967		10,976		11,864		11,617		11,905		12,241		11,723		12,256		12,653		12,168		11,753		11,276		12,323		12,977		13,052		13,291		13,728		13,377		13,895		13,670		14,071		14,529		14,663		13,866		13,787		13,474		14,182		14,457		14,398		15,058		15,747		16,094		15,868		16,544		16,861		17,059		17,165		17,680		18,603		19,464
Columbia Threadneedle: MSCI EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI EAFE Index (Net) ($19,464)
Accumulated Value	$ 10,000		$ 10,012		$ 10,241		$ 10,010		$ 9,888		$ 10,131		$ 9,936		$ 10,022		$ 9,224		$ 9,213		$ 8,765		$ 9,342			$ 9,580		$ 9,640		$ 9,911		$ 9,435		$ 9,995		$ 9,868		$ 9,612		$ 9,888		$ 10,243		$ 10,359		$ 10,695		$ 10,472		$ 9,525		$ 8,254		$ 8,787		$ 9,170		$ 9,482		$ 9,703		$ 10,202		$ 9,937		$ 9,540		$ 11,019		$ 11,531		$ 11,408		$ 11,664		$ 11,932		$ 12,291		$ 12,692		$ 12,549		$ 12,644		$ 12,867		$ 12,493		$ 12,801		$ 12,205		$ 12,830		$ 12,210		$ 11,994		$ 12,071		$ 11,290		$ 11,375		$ 10,319		$ 10,834		$ 10,319		$ 9,354		$ 9,857		$ 10,967		$ 10,976		$ 11,864		$ 11,617		$ 11,905		$ 12,241		$ 11,723		$ 12,256		$ 12,653		$ 12,168		$ 11,753		$ 11,276		$ 12,323		$ 12,977		$ 13,052		$ 13,291		$ 13,728		$ 13,377		$ 13,895		$ 13,670		$ 14,071		$ 14,529		$ 14,663		$ 13,866		$ 13,787		$ 13,474		$ 14,182		$ 14,457		$ 14,398		$ 15,058		$ 15,747		$ 16,094		$ 15,868		$ 16,544		$ 16,861		$ 17,059		$ 17,165		$ 17,680		$ 18,603		$ 19,464
Columbia Threadneedle: MSCI World Value Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI World Value Index (Net) ($27,822)
Accumulated Value		10,000		10,685		10,950		10,969		10,836		11,241		11,346		11,376		11,288		11,601		11,999		12,159			12,442		12,508		12,577		12,687		12,860		13,150		13,042		13,436		13,572		13,855		14,051		14,650		13,906		13,602		13,784		13,595		13,575		14,072		13,993		14,125		13,377		13,594		12,536		13,437		13,782		13,811		14,211		13,317		14,151		14,127		13,684		14,222		14,516		14,811		15,262		14,815		13,392		11,147		12,123		12,462		12,549		12,868		13,465		13,034		12,665		14,566		15,084		14,932		15,634		16,527		17,048		17,549		17,306		17,411		17,694		17,160		17,940		17,260		18,395		18,163		17,866		18,275		17,365		17,725		16,158		16,896		16,376		14,987		16,440		17,629		17,195		17,998		17,472		17,353		17,685		16,873		17,879		18,566		18,053		17,543		16,944		18,195		19,175		19,224		19,689	20,611	19,911	20,543	20,363	21,335	21,940	22,312	21,830	22,670	21,374	22,337	22,687	22,403	22,097	22,773	23,608	23,708	24,558	24,984	24,862	25,387	25,818	27,030	27,822
Columbia Threadneedle: MSCI World Value Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI World Value Index (Net) ($27,822)
Accumulated Value		10,000		10,685		10,950		10,969		10,836		11,241		11,346		11,376		11,288		11,601		11,999		12,159			12,442		12,508		12,577		12,687		12,860		13,150		13,042		13,436		13,572		13,855		14,051		14,650		13,906		13,602		13,784		13,595		13,575		14,072		13,993		14,125		13,377		13,594		12,536		13,437		13,782		13,811		14,211		13,317		14,151		14,127		13,684		14,222		14,516		14,811		15,262		14,815		13,392		11,147		12,123		12,462		12,549		12,868		13,465		13,034		12,665		14,566		15,084		14,932		15,634		16,527		17,048		17,549		17,306		17,411		17,694		17,160		17,940		17,260		18,395		18,163		17,866		18,275		17,365		17,725		16,158		16,896		16,376		14,987		16,440		17,629		17,195		17,998		17,472		17,353		17,685		16,873		17,879		18,566		18,053		17,543		16,944		18,195		19,175		19,224		19,689	20,611	19,911	20,543	20,363	21,335	21,940	22,312	21,830	22,670	21,374	22,337	22,687	22,403	22,097	22,773	23,608	23,708	24,558	24,984	24,862	25,387	25,818	27,030	27,822
Columbia Threadneedle: MSCI World Value Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI World Value Index (Net) ($27,822)
Accumulated Value		10,000		10,685		10,950		10,969		10,836		11,241		11,346		11,376		11,288		11,601		11,999		12,159			12,442		12,508		12,577		12,687		12,860		13,150		13,042		13,436		13,572		13,855		14,051		14,650		13,906		13,602		13,784		13,595		13,575		14,072		13,993		14,125		13,377		13,594		12,536		13,437		13,782		13,811		14,211		13,317		14,151		14,127		13,684		14,222		14,516		14,811		15,262		14,815		13,392		11,147		12,123		12,462		12,549		12,868		13,465		13,034		12,665		14,566		15,084		14,932		15,634		16,527		17,048		17,549		17,306		17,411		17,694		17,160		17,940		17,260		18,395		18,163		17,866		18,275		17,365		17,725		16,158		16,896		16,376		14,987		16,440		17,629		17,195		17,998		17,472		17,353		17,685		16,873		17,879		18,566		18,053		17,543		16,944		18,195		19,175		19,224		19,689	20,611	19,911	20,543	20,363	21,335	21,940	22,312	21,830	22,670	21,374	22,337	22,687	22,403	22,097	22,773	23,608	23,708	24,558	24,984	24,862	25,387	25,818	27,030	27,822
Columbia Threadneedle: MSCI World Value Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI World Value Index (Net) ($27,822)
Accumulated Value		10,000		10,685		10,950		10,969		10,836		11,241		11,346		11,376		11,288		11,601		11,999		12,159			12,442		12,508		12,577		12,687		12,860		13,150		13,042		13,436		13,572		13,855		14,051		14,650		13,906		13,602		13,784		13,595		13,575		14,072		13,993		14,125		13,377		13,594		12,536		13,437		13,782		13,811		14,211		13,317		14,151		14,127		13,684		14,222		14,516		14,811		15,262		14,815		13,392		11,147		12,123		12,462		12,549		12,868		13,465		13,034		12,665		14,566		15,084		14,932		15,634		16,527		17,048		17,549		17,306		17,411		17,694		17,160		17,940		17,260		18,395		18,163		17,866		18,275		17,365		17,725		16,158		16,896		16,376		14,987		16,440		17,629		17,195		17,998		17,472		17,353		17,685		16,873		17,879		18,566		18,053		17,543		16,944		18,195		19,175		19,224		19,689	20,611	19,911	20,543	20,363	21,335	21,940	22,312	21,830	22,670	21,374	22,337	22,687	22,403	22,097	22,773	23,608	23,708	24,558	24,984	24,862	25,387	25,818	27,030	27,822
Columbia Threadneedle: MSCI World Value Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI World Value Index (Net) ($27,822)
Accumulated Value		10,000		10,685		10,950		10,969		10,836		11,241		11,346		11,376		11,288		11,601		11,999		12,159			12,442		12,508		12,577		12,687		12,860		13,150		13,042		13,436		13,572		13,855		14,051		14,650		13,906		13,602		13,784		13,595		13,575		14,072		13,993		14,125		13,377		13,594		12,536		13,437		13,782		13,811		14,211		13,317		14,151		14,127		13,684		14,222		14,516		14,811		15,262		14,815		13,392		11,147		12,123		12,462		12,549		12,868		13,465		13,034		12,665		14,566		15,084		14,932		15,634		16,527		17,048		17,549		17,306		17,411		17,694		17,160		17,940		17,260		18,395		18,163		17,866		18,275		17,365		17,725		16,158		16,896		16,376		14,987		16,440		17,629		17,195		17,998		17,472		17,353		17,685		16,873		17,879		18,566		18,053		17,543		16,944		18,195		19,175		19,224		19,689	20,611	19,911	20,543	20,363	21,335	21,940	22,312	21,830	22,670	21,374	22,337	22,687	22,403	22,097	22,773	23,608	23,708	24,558	24,984	24,862	25,387	25,818	27,030	27,822
Columbia Threadneedle: MSCI World Value Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI World Value Index (Net) ($27,822)
Accumulated Value		10,000		10,685		10,950		10,969		10,836		11,241		11,346		11,376		11,288		11,601		11,999		12,159			12,442		12,508		12,577		12,687		12,860		13,150		13,042		13,436		13,572		13,855		14,051		14,650		13,906		13,602		13,784		13,595		13,575		14,072		13,993		14,125		13,377		13,594		12,536		13,437		13,782		13,811		14,211		13,317		14,151		14,127		13,684		14,222		14,516		14,811		15,262		14,815		13,392		11,147		12,123		12,462		12,549		12,868		13,465		13,034		12,665		14,566		15,084		14,932		15,634		16,527		17,048		17,549		17,306		17,411		17,694		17,160		17,940		17,260		18,395		18,163		17,866		18,275		17,365		17,725		16,158		16,896		16,376		14,987		16,440		17,629		17,195		17,998		17,472		17,353		17,685		16,873		17,879		18,566		18,053		17,543		16,944		18,195		19,175		19,224		19,689	20,611	19,911	20,543	20,363	21,335	21,940	22,312	21,830	22,670	21,374	22,337	22,687	22,403	22,097	22,773	23,608	23,708	24,558	24,984	24,862	25,387	25,818	27,030	27,822
Columbia Threadneedle: MSCI World Value Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																									MSCI World Value Index (Net) ($27,822)
Accumulated Value		$ 10,000		$ 10,685		$ 10,950		$ 10,969		$ 10,836		$ 11,241		$ 11,346		$ 11,376		$ 11,288		$ 11,601		$ 11,999		$ 12,159			$ 12,442		$ 12,508		$ 12,577		$ 12,687		$ 12,860		$ 13,150		$ 13,042		$ 13,436		$ 13,572		$ 13,855		$ 14,051		$ 14,650		$ 13,906		$ 13,602		$ 13,784		$ 13,595		$ 13,575		$ 14,072		$ 13,993		$ 14,125		$ 13,377		$ 13,594		$ 12,536		$ 13,437		$ 13,782		$ 13,811		$ 14,211		$ 13,317		$ 14,151		$ 14,127		$ 13,684		$ 14,222		$ 14,516		$ 14,811		$ 15,262		$ 14,815		$ 13,392		$ 11,147		$ 12,123		$ 12,462		$ 12,549		$ 12,868		$ 13,465		$ 13,034		$ 12,665		$ 14,566		$ 15,084		$ 14,932		$ 15,634		$ 16,527		$ 17,048		$ 17,549		$ 17,306		$ 17,411		$ 17,694		$ 17,160		$ 17,940		$ 17,260		$ 18,395		$ 18,163		$ 17,866		$ 18,275		$ 17,365		$ 17,725		$ 16,158		$ 16,896		$ 16,376		$ 14,987		$ 16,440		$ 17,629		$ 17,195		$ 17,998		$ 17,472		$ 17,353		$ 17,685		$ 16,873		$ 17,879		$ 18,566		$ 18,053		$ 17,543		$ 16,944		$ 18,195		$ 19,175		$ 19,224		$ 19,689	$ 20,611	$ 19,911	$ 20,543	$ 20,363	$ 21,335	$ 21,940	$ 22,312	$ 21,830	$ 22,670	$ 21,374	$ 22,337	$ 22,687	$ 22,403	$ 22,097	$ 22,773	$ 23,608	$ 23,708	$ 24,558	$ 24,984	$ 24,862	$ 25,387	$ 25,818	$ 27,030	$ 27,822